Expense Example	Nov. 05, 2025 USD ($)
Hedgeye 130/30 Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Hedgeye Fourth Turning ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224